Shareholder Report, Average Annual Return (Details) 193608_REX Drone ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
REX Drone ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		REX Drone ETF (At NAV)
Average Annual Return, Percent	(12.84%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(0.42%)